Revenue from Contract with Customers - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	€ 1,186,282	€ 1,104,036	€ 1,085,354
Revenue that was included in contract liability	13,959	22,306	14,847
Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	151,055	184,989	207,568
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	101,479	96,235	102,901
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	362,062	308,948	317,536
South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	32,399	31,022	30,870
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	690,342	667,830	634,047
Italy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	93,334	72,065	77,839
High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	546,374	422,351	366,433
Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	491,800	511,391	512,855
Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	148,108	170,294	206,066
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	1,038,174	933,742	879,288
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	29,698	38,585	17,737
Biopharmaceutical and Diagnostic Solutions | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	87,715	83,293	76,436
Biopharmaceutical and Diagnostic Solutions | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	335,404	267,520	253,870
Biopharmaceutical and Diagnostic Solutions | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	29,861	26,605	25,301
Biopharmaceutical and Diagnostic Solutions | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	585,194	556,324	523,681
Biopharmaceutical and Diagnostic Solutions | High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	546,374	422,351	366,433
Biopharmaceutical and Diagnostic Solutions | Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	491,800	511,391	512,855
Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	148,108	170,294	206,066
Engineering | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	121,357	146,404	189,831
Engineering | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	13,764	12,942	26,465
Engineering | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	26,658	41,429	63,666
Engineering | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	2,538	4,417	5,569
Engineering | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	105,148	111,506	110,366
Engineering | Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	€ 148,108	€ 170,294	€ 206,066